Listing Expenses (Details) - USD ($)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Listing Expenses
IFRS 2 listing expenses (note 25)		$ 98,622,019
Other listing expenses	[1]	3,151,858
Listing expenses		$ 101,773,877

[1]	Other listing expenses represents promissory note of USD 1.5 million, fees paid to legal advisors, consultants, and other necessary expenses incurred in relation to the Group's listing on the US market.